Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Buildings	146,411	141,477
Transportation equipment	8,553	8,618
Furniture and education equipment	76,492	88,671
Computer equipment and software	40,707	48,385
Leasehold improvements	169,345	216,848

	441,508	503,999
Less: accumulated depreciation	(209,937)	(235,853)
Construction in-process	6,127	14,654

	237,698	282,800